Shareholder Fees	Apr. 30, 2025 USD ($)
Teucrium Agricultural Strategy No K-1 ETF | Teucrium Agricultural Strategy No K-1 ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0